SIGNIFICANT CUSTOMERS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
SIGNIFICANT CUSTOMERS (Tables)
Schedules of Concentration
	Three Month Ended September 30,		Nine Months Ended September 30,
	2020	2019	2020	2019
Customer A	44%	45%	41%	48%
Customer C	27%	7%	31%	9%

Net revenues for the years ended December 31, 2019 and 2018 include revenues from significant customers as follows:

	Year Ended December 31,
	2019	2018
Customer A	44%	42%
Customer B	2%	10%
Customer C	6%	0%

Accounts receivable balances as of December 31, 2019 and 2018 from significant customers are as follows:

	December 31,	December 31,
	2019	2018
Customer A	75%	74%
Customer B	0%	8%
Customer D	17%	0%

Schedule of customer accounts receivable, concentration
	September 30,	December 31,
	2020	2019
Customer A	83%	75%
Customer D	0%	17%
Customer E	15%	0%